Dividends	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Dividends	Dividends

Interim dividends

	$ per share			$ million
	2022	2021 [A]	2020 [A]	2022	2021 [B]	2020 [B]
Cash:
March	0.24	0.1665	0.47	1,829	1,290	3,482
June	0.25	0.1735	0.16	1,850	1,331	1,239
September	0.25	0.24	0.16	1,818	1,854	1,236
December	0.25	0.24	0.1665	1,786	1,846	1,313
Total	0.99	0.82	0.9565	7,283	6,321	7,270
[A]In 2021 and 2020 Shell plc declared equal amounts of dividends per A and B share as presented in the table for those years.
[B]Dividends paid on A share totalled in 2021: $3,330 million and in 2020: $3,860 million; dividends paid on B share totalled in 2021: $2,991 million and in 2020: $3,410 million.
On February 2, 2023, the Directors announced a further interim dividend in respect of 2022 of $0.2875 per ordinary share. The total dividend is estimated to be $1,998 million and is payable on March 27, 2023, to shareholders on the register at February 17, 2023.
Shareholders will be able to elect to receive their dividends in US dollars, sterling or euros.